Transactions with related parties - Balance Sheet (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Assets:
Total assets due from related party	$ 1,350	$ 1,350
Liabilities included in Due to related party:
Due to Related Parties, Current	176	247
Working capital advances granted to the Manager (a) [Member]
Assets:
Total assets due from related party	2,409	1,144
Security deposits to Manager (a) [Member]
Assets:
Total assets due from related party	1,350	1,350
Total assets due from related party [Member]
Assets:
Total assets due from related party	3,759	2,494
Executive service charges due to Manager (d) [Member]
Liabilities included in Due to related party:
Due to Related Parties, Current	145	155
Administrative service charges due to Manager (e) [Member]
Liabilities included in Due to related party:
Due to Related Parties, Current	30	30
Management fees due to Manager (a) [Member]
Liabilities included in Due to related party:
Due to Related Parties, Current	0	0
Other Partnership expenses due to Manager [Member]
Liabilities included in Due to related party:
Due to Related Parties, Current	$ 1	$ 62